FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of September 30, 2013.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of September 30, 2013:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2013	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability - 2010 Series B	$346,414	$-	$-	$346,414
Debenture conversion feature -2012	5,403,000	-	-	5,403,000
Warrant liability - 2012 placement agent	374,550	-	-	374,550
Warrant liability - 2012 Series A&B	14,312,437	-	-	14,312,437

Total	$20,436,401	$-	$-	$20,436,401

The fair value of these derivative liabilities was estimated by management using a third party valuation report. The third-party estimated the value of the warrants using a Monte Carlo simulation model. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of our future expected stock prices and minimizes standard error. The changes in the fair value of these derivative liabilities are estimated quarterly after issuance and are recorded in other income (expense) on the statements of operations.

Significant assumptions used at September 30, 2013 and December 31, 2012for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	September 30, 2013	December 31, 2012

Weighted average term	0.7 - 4.2 years	0.2 - 5.0 years
Volatility	178%	200%
Risk-free interest rate	1.39%	1.05%

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at September 30, 2013:

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2012	$(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,554)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at January 1, 2013	(21,420,276)
Total gains or losses:
Unrealized depreciation	983,875
Balance at September 30, 2013	$(20,436,401)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of December 31, 2012.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

⋅	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

⋅
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

⋅	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach: the following tables present the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012 and 2011:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$898,722	$-	$-	$898,722
Debenture conversion feature -2012	7,548,500	-	-	7,548,500
Warrant liability - 2012 placement agent	542,530	-	-	542,530
Warrant liability - 2012 Series A&B	12,430,525	-	-	12,430,525

Total	$21,420,277	$-	$-	$21,420,277

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$3,705,472	$-	$-	$3,705,472

Total	$3,705,472	$-	$-	$3,705,472

The fair value of these derivative liabilities was estimated by management using a third party valuation report. The third-party estimated the value of the warrants using a Monte Carlo simulation model. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of our future expected stock prices and minimizes standard error. The changes in the fair value of these derivative liabilities are estimated quarterly after issuance and are recorded in other income (expense) on the statement of operations.

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	-
Total gains or losses:
Unrealized depreciation	(284,692)
Balance at January 1, 2012	(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,555)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at December 31, 2012	$(21,420,277)

Significant assumptions used at December 31, 2012 and 2011for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2012	December 31, 2011

Weighted average term	3 years	4 years
Volatility	200%	120%
Risk-free interest rate	1.05%	0.83%